Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of material related party transactions

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Purchase of goods(i)	1,451,404	1,775,600	1,935,511
Purchase of services(i)	462,126	780,050	1,124,708
Provision of services	44,420	44,259	31,345
Sales of product	111,510	102,249	85,718

(i)	The goods and services were purchased from companies either controlled by its shareholders or directors and equity method investees of the Group.